Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Property, Plant and Equipment

			Office equipment,
	Laboratory equipment	Leasehold improvements	furniture and others	Assets under construction	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2020
Cost	3,059	628	582	—	4,269
Accumulated depreciation	(1,121)	(234)	(375)	—	(1,730)
Net book value	1,938	394	207	—	2,539
Year ended December 31, 2020
Opening net book value	1,938	394	207	—	2,539
Additions	2,613	833	3	1,906	5,355
Depreciation	(339)	(574)	(42)	—	(955)
Closing net book value	4,212	653	168	1,906	6,939
As of December 31, 2020
Cost	5,672	1,461	585	1,906	9,624
Accumulated depreciation	(1,460)	(808)	(417)	—	(2,685)
Net book value	4,212	653	168	1,906	6,939
Year ended December 31, 2021
Opening net book value	4,212	653	168	1,906	6,939
Additions	30,440	793	422	24,121	55,776
Disposals	(234)	—	(14)	—	(248)
Depreciation	(2,142)	(813)	(175)	—	(3,130)
Transfers	—	2,449	—	(2,449)	—
Closing net book value	32,276	3,082	401	23,578	59,337
As of December 31, 2021
Cost	35,878	4,703	993	23,578	65,152
Accumulated depreciation	(3,602)	(1,621)	(592)	—	(5,815)
Net book value	32,276	3,082	401	23,578	59,337